UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2


Read instructions at end of form before
preparing form.

1.	Name and address of issuer:
     VALIC Company I
     2929 Allen Parkway, L7-01
     Houston, Texas 77019



2.	The name of each series or class of
securities for which this Form is filed (If
the Form is being
filed for all series and classes of
securities of the issuer, check the box but
do not list series or
classes).   X

3.	Investment Company Act File Number:
     811-03738


Securities Act File Number:
     2-83631


4(a). Last day of fiscal year for which this
Form is filed:	May 31, 2006

4(b).          Check box if this Form is
being filed late (i.e., more than 90
calendar days after the end
of the issuer?s fiscal year). (See
Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).         Check box if this is the last
time the Issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold
during the fiscal year pursuant to section
24(f):
	$ 447,740,498

(ii)	Aggregate price of securities redeemed
or repurchased during
the fiscal year:	$   124,011,150

(iii)	Aggregate price of securities redeemed
or repurchased
during any prior fiscal year ending no
earlier than
October 11, 1995 that were not previously
used to reduce
registration fees payable to the Commission:
			$                   0


(iv)	Total available redemption credits
[add Items 5 (ii) and 5 (iii)

	-$     124,011,150

(v)	Net sales ? if Item 5(i) is greater
than
Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:

$  323,729,348


(vii)	Multiplier for determing
registration fee (See Instruction C.9):


(viii)	Registration fee due [multiply
Item 5 (v) by Item 5
(vi)	(vii)] (enter ?0? if no fee is due):


(vii)	Multiplier for determining
registration fee (see instruction C.9):

X          .000107


(viii)	Registration fee due [multiply
Item 5(v) by Item 5 (vii)]
(enter ?0? if no fee is due):

	=$       34,639


6.	Prepaid Shares

If the response to Item 5(i) was determined
by deducting an amount of securities that
were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
October
11, 1997, then report the amount of
securities (number of shares or other units)
deducted here:
0     If there is a number of shares or
other units that were registered pursuant to
rule 24e-2
remaining unsold at the end of the fiscal
year for which this form is filed that are
available for
use by the issuer in future fiscal years,
then state that number here:      0

7.	Interest due ? if this Form is being
filed more than 90 days after the end of the
Issuer?s fiscal
year  (see Instruction D):
		           +$
0

8.	Total of the amount of the
registration fee due plus any interest due
[line 5 (viii) plus
Line 7]:
	          =$         34,639

9.	Date the registration fee and any
interest payment was sent to the
Commission?s lockbox
depository:   August 25, 2005

	Method of Delivery

		X	Wire Transfer


			Mail or other means






SIGNATURES

	This report has been signed below by
the following persons on behalf of the
issuer and in
the capacities and on the dates indicated.

	By (Signature and Title)1


				Gregory R. Kingston,
Treasurer


	Date:  August 28, 2006








































	  1 Please print the name and title of
the signing officer below the signature.